Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

8. Stock-Based Compensation

Equity Incentive Plans

The Company maintains two equity incentive plans: The Amended and Restated 2013 Equity Incentive Plan, or the 2013 Plan, and the 2007 Equity Incentive Plan, or the 2007 Plan. The 2013 Plan includes a provision that shares available for grant under the Company’s 2007 Plan become available for issuance under the 2013 Plan and are no longer available for issuance under the 2007 Plan. At the Company’s annual meeting of stockholders held on June 28, 2018, the Company’s stockholders approved amendments to the 2013 Plan, which included an increase in the number of non-inducement shares of common stock authorized for issuance under the 2013 Plan by 146,666 shares. As of September 30, 2018, 59,511 shares of the Company’s common stock were authorized exclusively for the issuance of stock awards to employees who have not previously been an employee or director of the Company, except following a bona fide period of non-employment, as an inducement material to the individual’s entering into employment with the Company, as defined under applicable Nasdaq Listing Rules. As of September 30, 2018, under all plans, a total of 264,098 non-inducement shares were authorized for issuance, 69,449 shares had been issued with 57,863 non-inducement stock options and restricted stock units, or RSUs, underlying outstanding awards, and 194,649 non-inducement shares were available for grant. As of September 30, 2018, 60,268 inducement shares had been issued under the 2013 Plan, with 59,434 inducement stock options and RSUs underlying outstanding awards and 0 inducement shares available for grant.

Stock Options

A summary of stock option activity for the nine months ended September 30, 2018 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2017	81,482	$113.68	8.80
Granted	58,994	$2.96	7.43
Exercised	—	—
Cancelled/forfeited/expired	(25,835)	$45.83	8.68
Outstanding at September 30, 2018	114,641	$72.02	8.79
Vested and unvested expected to vest at September 30, 2018	112,280	$73.23	8.77

The intrinsic values of options outstanding, options exercisable, and options vested and unvested expected to vest at December 31, 2017 and September 30, 2018 were each approximately zero.

The assumptions used in the Black-Scholes pricing model for stock options granted during the three and nine months ended September 30, 2018 were as follows:

Stock and exercise prices	$2.75 - $6.00
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.73% – 2.97%
Expected life (in years)	5.00 – 5.96
Expected volatility	100% - 120%

On May 2, 2017, the Company’s Board of Directors approved the issuance of an aggregate of 18,333 performance stock options to be granted on May 31, 2017 to certain of the Company’s employees and all of its executive officers pursuant to the 2013 Plan, of which 6,666 performance stock options were granted to the Company’s CEO, 3,333 performance stock options were granted to its CFO, and 2,500 performance stock options were granted to each of its Chief Scientific Officer and Senior Medical Director. Each performance stock option granted on May 31, 2017 had an exercise price of $45.00 per share and an estimated grant date fair value of $29.70 per share. On July 6, 2017, the Company’s Compensation Committee of the Board of Directors approved the issuance of an aggregate of 2,500 performance stock options to be granted on July 31, 2017 to certain of the Company’s employees pursuant to the 2013 Plan, of which 83 performance stock options were forfeited by December 31, 2017. Each performance stock option granted on July 31, 2017 had an exercise price of $41.70 per share and an estimated grant date fair value of $24.90 per share. The vesting of each of the performance stock options granted during the year ended December 31, 2017 was to be determined by the Company’s Board of Directors or Compensation Committee of the Board of Directors upon the Company’s achievement of specified corporate goals for 2017. During the nine months ended September 30, 2018, none of the performance option awards granted during the year ended December 31, 2017 were declared vested by the Company’s Compensation Committee of the Board of Directors, and the 20,750 shares underlying the remaining outstanding performance stock option awards at December 31, 2017 were forfeited.

Restricted Stock

A summary of RSU activity for the nine months ended September 30, 2018 is as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
Outstanding at December 31, 2017	12,026	$56.10
Granted	—	—
Vested and issued	(5,833)	$45.00
Forfeited	(5,833)	$45.00
Outstanding at September 30, 2018	360	$415.80
Vested and unvested expected to vest at September 30, 2018	360	$415.80

At September 30, 2018, the intrinsic values of RSUs outstanding and RSUs unvested and expected to vest were each approximately $1,000. Of the 360 RSUs outstanding at September 30, 2018, all were fully vested.

On May 2, 2017, the Company’s Board of Directors approved the issuance of an aggregate of 5,833 time-based RSUs and 5,833 performance RSUs to be granted on May 31, 2017 to certain of the Company’s employees and all of its executive officers pursuant to the 2013 Plan, of which 1,666 time-based RSUs and 833 performance RSUs were granted to its CEO, and 833 time-based RSUs and 833 performance RSUs were granted to each of its CFO, Chief Scientific Officer, and Senior Medical Director. Each RSU granted on May 31, 2017 had a grant date fair value of $45.00 per share. Vesting of the time-based RSUs granted on May 31, 2017 occurred on the one-year anniversary of the vesting commencement date, or May 2, 2018, while vesting of the performance RSUs was to be determined by the Company’s Board of Directors or its Compensation Committee of the Board of Directors upon the achievement of specified corporate goals for 2017. During the nine months ended September 30, 2018, none of the performance RSUs granted on May 31, 2017 were declared vested by the Company’s Compensation Committee of the Board of Directors, and the 1,666 shares underlying these awards were forfeited.

Stock-based Compensation Expense

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the unaudited condensed statements of operations and comprehensive loss during the periods presented:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2017	2018	2017	2018
Stock Options
Cost of revenues	$59,720	$10,150	$133,105	$37,150
Research and development expenses	53,405	30,247	121,834	103,267
General and administrative expenses	178,671	57,162	528,406	243,593
Sales and marketing expenses	40,181	15,440	100,327	63,494
Total expenses related to stock options	331,977	112,999	883,672	447,504
RSUs
Cost of revenues	20,417	-	58,717	(18,802)
Research and development expenses	20,418	-	57,490	13,576
General and administrative expenses	74,521	-	160,927	54,303
Sales and marketing expenses	28,355	-	71,343	15,348
Total stock-based compensation	$475,688	$112,999	$1,232,149	$511,929

Stock-based compensation expense was recorded net of estimated forfeitures of 0% - 8% per annum during each of the three and nine months ended September 30, 2017 and 2018. As of September 30, 2018, total unrecognized share-based compensation expense related to unvested stock options and RSUs, adjusted for estimated forfeitures, was approximately $900,474 and is expected to be recognized over a weighted-average period of approximately 2.4 years.

10. Stock-Based Compensation

Equity Incentive Plans

The Company maintains two equity incentive plans: The Amended and Restated 2013 Equity Incentive Plan, or the 2013 Plan, and the 2007 Equity Incentive Plan, or the 2007 Plan. The 2013 Plan includes a provision that shares available for grant under the Company’s 2007 Plan become available for issuance under the 2013 Plan and are no longer available for issuance under the 2007 Plan. On July 25, 2016, the Company’s Board of Directors approved an amendment to the 2013 Plan to reserve 33,333 shares on a pre-reverse stock split basis, or 11,111 shares on a post-reverse stock split basis, of the Company’s common stock exclusively for the grant of stock awards to employees who have not previously been an employee or director of the Company, except following a bona fide period of non-employment, as an inducement material to the individual’s entering into employment with the Company, as defined under applicable Nasdaq Listing Rules. In conjunction with the one-for-three reverse split of the Company’s common stock effected on September 29, 2016, the number of non-inducement shares authorized under all plans decreased from 102,295 to 34,098 shares, and the number of inducement shares authorized under the 2013 Plan decreased from 33,333 shares to 11,111 shares. At the Company’s annual meeting of stockholders held on May 2, 2017, the Company’s stockholders approved amendments to the 2013 Plan, which included an increase in the number of non-inducement shares of common stock authorized for issuance under the 2013 Plan by 83,333. As of December 31, 2017, under all plans, a total of 117,431 non-inducement shares were authorized for issuance, 94,982 shares had been issued with 89,238 non-inducement stock options and restricted stock units, or RSUs, underlying outstanding awards, and 22,499 non-inducement shares were available for grant. As of December 31, 2017, a total of 11,111 inducement shares were authorized for issuance, 5,268 inducement shares had been issued with 4,434 inducement stock options and RSUs underlying outstanding awards, and 5,842 inducement shares were available for grant under the 2013 Plan.

Stock Options

Non-performance options granted under either plan vest over a maximum period of four years and expire ten years from the date of grant. Non-performance options generally vest either (i) over four years, 25% on the one-year anniversary of the date of grant and monthly thereafter for the remaining three years; or (ii) over four years, monthly vesting beginning month-one after the grant and monthly thereafter.

The fair value of stock options is determined on the date of grant using the Black-Scholes valuation model. For non-performance awards, such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line method. The amount and timing of compensation expense recognized for performance awards is based on management’s estimate of the most likely outcome and when the achievement of the performance objectives is probable. The determination of the fair value of stock options is affected by the Company’s stock price, as well as assumptions regarding a number of complex and subjective variables. The volatility assumption is based on a combination of the historical volatility of the Company’s common stock and the volatilities of similar companies over a period of time equal to the expected term of the stock options. The volatilities of similar companies are used in conjunction with the Company’s historical volatility because of the lack of sufficient relevant history for the Company’s common stock equal to the expected term. The expected term of employee stock options represents the weighted-average period the stock options are expected to remain outstanding. The expected term assumption is estimated based primarily on the options’ vesting terms and remaining contractual life and employees’ expected exercise and post-vesting employment termination behavior. The risk-free interest rate assumption is based upon observed interest rates on the grant date appropriate for the term of the employee stock options. The dividend yield assumption is based on the expectation of no future dividend payouts by the Company.

The assumptions used in the Black-Scholes pricing model for options granted during the years ended December 31, 2016 and 2017 are as follows:

	2016	2017
Stock and exercise prices	$23.25 - $120.60	$20.817 - $63.90
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.99% - 2.11%	1.79% - 2.27%
Expected life (in years)	5.13 - 6.08	5.12 - 6.09
Expected volatility	80.0% - 90.0%	70.0% - 90.0%

Using the assumptions described above, with stock and exercise prices being equal on date of grant, the weighted-average estimated fair value of options granted in 2016 and 2017 were approximately $53.70 and $30.60 per share, respectively.

A summary of stock option activity for the years ended December 31, 2016 and 2017 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term in Years
Outstanding at December 31, 2015	23,788	$330.90	8.8

Granted	9,679	$75.30
Exercised	—	—
Cancelled/forfeited/expired	(3,579)	$239.70

Outstanding at December 31, 2016	29,888	$264.00	8.5

Granted	58,501	$44.70
Exercised	—	—
Cancelled/forfeited/expired	(6,746)	$143.10

Outstanding at December 31, 2017	81,643	$113.70	8.8

Vested and unvested expected to vest, December 31, 2017	59,142	$140.10	8.6

The intrinsic values of options outstanding, options exercisable, and options vested and unvested expected to vest at December 31, 2016 and 2017 were each zero.

On August 31, 2015, the Company’s Board of Directors approved the issuance of 1,111 performance stock options with an estimated grant date fair value of $132.00 per share and an exercise price of $180.90 per share to its Chief Executive Officer, or CEO, pursuant to the 2013 Plan. On February 29, 2016, the Company’s Board of Directors approved the issuance of 1,111 performance stock options with an estimated grant date fair value of $86.10 per share and an exercise price of $120.60 per share to its CEO pursuant to the 2013 Plan. Vesting of these stock options was based on the Company’s achievement of specified objectives by December 31, 2016 as determined by the Company’s Board of Directors or the Compensation Committee of the Board of Directors. During the year ended December 31, 2017, 211 of the performance stock options granted on August 31, 2015 and 333 of the performance stock options granted on February 29, 2016 were declared vested by the Company’s Board of Directors, and the remaining 1,677 shares underlying these awards were forfeited.

On July 25, 2016, the Company entered into an employment agreement with its new Chief Financial Officer, Senior Vice President of Operations and Secretary, or CFO. Pursuant to the terms of this employment agreement, on July 29, 2016 the CFO was granted inducement stock option awards with an exercise price of $58.50 per share to purchase up to (i) 2,222 shares of the Company’s common stock with an estimated grant date fair value of $43.50 per share, 25% of which vested on the one-year anniversary of the commencement of the CFO’s employment with the Company, and remainder of which will vest in equal monthly installments over the following three years, and (ii) 1,111 shares of the Company’s common stock with an estimated grant date fair value of $37.80 per share, which vested upon the Company’s achievement of specified corporate goals for 2016 and the consummation of a specified financing transaction. During the year ended December 31, 2017, 546 shares of the performance option award granted on July 29, 2016 were declared vested by the Company’s Board of Directors, and the remaining 565 shares underlying this award were forfeited.

On May 2, 2017, the Company’s Board of Directors approved the issuance of an aggregate of 18,333 performance stock options to be granted on May 31, 2017 to certain of the Company’s employees and all of its executive officers pursuant to the 2013 Plan, of which 6,666 performance stock options were granted to the Company’s CEO, 3,333 performance stock options were granted to its CFO, and 2,500 performance stock options were granted to each of its Chief Scientific Officer and Senior Medical Director. Each performance stock option granted on May 31, 2017 has an exercise price of $45.00 per share and an estimated grant date fair value of $29.70 per share. On July 6, 2017, the Company’s Compensation Committee of the Board of Directors approved the issuance of an aggregate of 2,500 performance stock options to be granted on July 31, 2017 to certain of the Company’s employees pursuant to the 2013 Plan, of which 83 performance stock options were forfeited by December 31, 2017. Each performance stock option granted on July 31, 2017 has an exercise price of $41.70 per share and an estimated grant date fair value of $24.90 per share. Each of the performance stock options granted during the year ended December 31, 2017 were subject to continuing service with vesting as determined by the Company’s Board of Directors or Compensation Committee of the Board of Directors upon the Company’s achievement of specified corporate goals for 2017. Subsequent to the year ended December 31, 2017, none of the performance option awards granted during the year ended December 31, 2017 were declared vested by the Company’s Compensation Committee of the Board of Directors, and the 20,750 shares underlying the remaining outstanding performance stock option awards at December 31, 2017 were forfeited.

Restricted Stock

The fair value of RSUs awarded under either plan is determined by the closing price of the Company’s common stock on the date of grant. For non-performance RSUs, such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line method. The amount and timing of compensation expense recognized for RSUs is based on management’s estimate of the most likely outcome and when the achievement of the performance objectives is probable.

A summary of RSU activity during 2016 and 2017 is as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
Outstanding at December 31, 2015	858	$453.60

Granted	5,527	$58.80
Vested and issued	(148)	$481.50
Forfeited	(429)	$400.20

Outstanding at December 31, 2016	5,808	$80.40

Granted	11,666	$45.00
Vested and issued	(5,194)	$58.80
Forfeited	(250)	$63.60

Outstanding at December 31, 2017	12,030	$56.10

Vested and unvested expected to vest, December 31, 2017	6,197	$66.90

On June 12, 2014, the Company’s Board of Directors approved the grant of 494 RSUs with a grant date fair value of $481.50 per share to its CEO pursuant to the 2013 Plan. Vesting of these RSUs was based on the Company’s achievement of specified objectives by December 31, 2015 as determined by the Company’s Board of Directors or the Compensation Committee of the Company’s Board of Directors. During the year ended December 31, 2016, a total of 148.30 RSUs were declared vested by the Company’s Board of Directors and issued to its CEO in satisfaction of the June 12, 2014 RSU award, and the remaining 346 shares underlying this award were forfeited.

The RSUs granted during the year ended December 31, 2016 vested fully on the one year anniversary of the date of grant, and was subject to continuing service by the holders of such RSUs. At December 31, 2017, the intrinsic values of RSUs outstanding and RSUs unvested and expected to vest were approximately $250,000 and $129,000, respectively.

On July 6, 2016, the Compensation Committee of the Company’s Board of Directors approved retention RSUs for an aggregate of 1,944 shares of common stock to three of the Company’s executive officers pursuant to the 2013 Plan, including retention RSUs for 833 shares of common stock to its CEO. Each of these retention RSUs has a grant date fair value of $55.80 per share for a grant date fair value of approximately $108,000 to all three officers, in aggregate. These retention RSUs vested fully on the one year anniversary of the date of grant, and were subject to continuing service by the holders of such RSUs.

Pursuant to the terms of the Company’s employment agreement with its CFO dated July 25, 2016, the CFO was granted an inducement RSU award on July 29, 2016 covering 833 shares of the Company’s common stock with a grant date fair value of $58.50 per share, 100% of which vested on the one-year anniversary of the commencement of the CFO’s employment with the Company.

On May 2, 2017, the Company’s Board of Directors approved the issuance of an aggregate of 5,833 time-based RSUs and 5,833 performance RSUs to be granted on May 31, 2017 to certain of the Company’s employees and all of its executive officers pursuant to the 2013 Plan, of which 1,666 time-based RSUs and 833 performance RSUs were granted to its CEO, and 833 time-based RSUs and 833 performance RSUs were granted to certain other executive officers. Each RSU granted on May 31, 2017 has a grant date fair value of $45.00 per share. Vesting of the time-based RSUs granted on May 31, 2017 is subject to continuing service and occurs on the one year anniversary of the vesting commencement date, or May 2, 2018, while the performance RSUs were subject to continuous service and vesting was as determined by the Company’s Board of Directors or its Compensation Committee of the Board of Directors upon the achievement of specified corporate goals for 2017. Subsequent to the year ended December 31, 2017, none of the performance RSUs granted on May 31, 2017 were declared vested by the Company’s Compensation Committee of the Board of Directors, and the 5,833 shares underlying these awards were forfeited.

Stock-based Compensation Expense

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the statement of operations during the periods presented:

	Years Ended December 31,
	2016	2017
Stock Options
Cost of revenues	$115,266	$142,400
Research and development expenses	123,330	143,300
General and administrative expenses	1,071,490	575,741
Sales and marketing expenses	142,741	68,381

Total expenses related to stock options	1,452,827	929,822
RSUs
Cost of revenues	32,338	48,745
Research and development expenses	30,261	55,941
General and administrative expenses	38,274	160,937
Sales and marketing expenses	40,247	52,036

Total stock-based compensation	$1,593,947	$1,247,481

Stock-based compensation expense was recorded net of estimated forfeitures of 0%—8% per annum during the years ended December 31, 2016 and 2017. As of December 31, 2017, total unrecognized share-based compensation expense related to unvested stock options and RSUs, adjusted for estimated forfeitures, was approximately $1,586,000, and expected to be recognized over a weighted-average period of approximately 2.5 years.